Segmented Information - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets
Revenues	$ 5,570.3	$ 4,179.8
Property, plant and equipment	10,125.5	10,929.6
Canada
Revenues from External Customers and Long-Lived Assets
Revenues	1,244.8	1,626.8
Property, plant and equipment	2,682.2	2,348.2
United States
Revenues from External Customers and Long-Lived Assets
Revenues	4,325.5	2,553.0
Property, plant and equipment	$ 7,443.3	$ 8,581.4